Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations [Abstract]
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	R$ 181
Income from the reversal of the provision for impairment of properties	104
Sale of assets received in the recovery of credits with clients	R$ 78
Provisions for devaluations on real estate		R$ 272